Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) (10-K) - USD ($)	Nov. 30, 2020	May 31, 2020
2021	$ 266,040	$ 260,224
2022	265,457	259,807
2023	130,197	259,224
2024	10,834	173,962
2025		54,600
Thereafter	283,802	267,557
Total	$ 1,089,559	1,275,374
Non-Competes [Member]
2021		204,624
2022		204,624
2023		204,624
2024		119,362
2025
Thereafter
Total		733,234
Customer Contracts [Member]
2021		54,600
2022		54,600
2023		54,600
2024		54,600
2025		54,600
Thereafter		267,557
Total		540,557
Internet Domain [Member]
2021		1,000
2022		583
2023
2024
2025
Thereafter
Total		$ 1,583